Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the year ended December 31, 2020 and 2019 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019	December 31, 2018
Decrease (increase) in accounts receivables	102	(126)	84
Decrease in prepaid expenses	7	3	19
Increase (decrease) in trade payables and accrued liabilities	(155)	134	(82)
Total changes in working capital	(46)	11	21